Long-term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of long-term incentive plan [abstract]
Summary of long-term incentive plan

	United States Dollar
	2021	2020

Opening balance	67.2	11.5
Charge to income statement	28.5	51.3
Salares Norte project costs capitalised	0.5	0.6
Payments	(37.3)	—
Translation adjustment	(2.3)	3.8
Balance at end of the year[1]	56.6	67.2
Current portion of long-term incentive plan	(28.4)	(33.8)
Non-current portion of long-term incentive plan	28.2	33.4
1.Senior and middle management receive awards under the LTIP. The performance conditions of the LTIP are approved annually by the Remuneration Committee. For the 2019 and 2020 allocations, regional performance conditions are based on regional specific targets and performance conditions for corporate employees are based on the same conditions as the payments plan. For the 2021 allocation, performance conditions for both regional and corporate employees are based on the same conditions as the share-based payments plan. The expected timing of the cash outflows in respect of each grant is at the end of three years after the original award was made.